Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2013			2012			2011
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$100,345	$(38,131)	$62,214	$(74,853)	$28,444	$(46,409)	$(135,492)	$51,487	$(84,005)
Amortization of prior service cost	355	(135)	220	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	867	(329)	538	867	(330)	537
Amortization of net actuarial (gain)/loss	34,177	(12,987)	21,190	25,597	(9,727)	15,870	15,569	(5,916)	9,653
Prior service cost	—	—	—	(2,423)	921	(1,502)	—	—	—
Regulatory adjustment	(123,630)	46,979	(76,651)	42,771	(16,253)	26,518	105,931	(40,254)	65,677

Pension plans other comprehensive income (loss)	11,247	(4,274)	6,973	(8,041)	3,056	(4,985)	(13,125)	4,987	(8,138)
FSIRS (designated hedging activities):
Unrealized/realized gain (loss)	—	—	—	2,959	(1,125)	1,834	(17,958)	6,824	(11,134)
Amounts reclassified into net income	3,345	(1,271)	2,074	2,801	(1,064)	1,737	1,169	(444)	725

FSIRS other comprehensive income (loss)	3,345	(1,271)	2,074	5,760	(2,189)	3,571	(16,789)	6,380	(10,409)

Total other comprehensive income (loss)	$14,592	$(5,545)	$9,047	$(2,281)	$867	$(1,414)	$(29,914)	$11,367	$(18,547)

(1)	Tax amounts are calculated using a 38% rate.

Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$23,000
SERP net actuarial loss	800
PBOP prior service cost	400

Rollforward of Accumulated Other Comprehensive Income

The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI – Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 9)			FSIRS (Note 12)
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2012	$(52,470)	$19,939	$(32,531)	$(29,378)	$11,164	$(18,214)	$(50,745)

Net actuarial gain/(loss)	100,345	(38,131)	62,214	—	—	—	62,214

Other comprehensive income before reclassifications	100,345	(38,131)	62,214	—	—	—	62,214
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,345	(1,271)	2,074	2,074
Amortization of prior service cost (2)	355	(135)	220	—	—	—	220
Amortization of net actuarial loss (2)	34,177	(12,987)	21,190	—	—	—	21,190
Regulatory adjustment (3)	(123,630)	46,979	(76,651)	—	—	—	(76,651)

Net current period other comprehensive income (loss)	11,247	(4,274)	6,973	3,345	(1,271)	2,074	9,047

Ending Balance AOCI December 31, 2013	$(41,223)	$15,665	$(25,558)	$(26,033)	$9,893	$(16,140)	$(41,698)

(1)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.
(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 9 – Pension and Other Postretirement Benefits for additional details).
(3)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost, as of December 31, 2013 and 2012:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2013	2012
Net actuarial (loss) gain	$(289,141)	$(423,662)
Prior service cost	(2,067)	(2,423)
Less: amount recognized in regulatory assets	249,985	373,615

Recognized in AOCI	$(41,223)	$(52,470)